Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2015
2023	$ 224,583
Thereafter	230,605
Annual labor requirement 2023	106,000
Annual labor requirement thereafter	135,200
Labor and related carry forward expense	106,000
Net smelter return, percentage		2.75%
Expiring in 2026 [Member]
Labor and related carry forward expense	$ 273,674